Revenue	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Revenue from Contract with Customer [Abstract]
Revenue
12.	Revenue
We generate revenue from the sale of subscriptions and professional services. We recognize revenue when the customer contract and associated performance obligations have been identified, transaction price has been determined and allocated to the performance obligations in the contract, and performance obligations have been satisfied. We recognize revenue net of any taxes collected from customers, which are subsequently remitted to governmental authorities.

Total Revenue by Geographic Locations
Revenue by geographic regions consisted of the following:

	Successor	Predecessor
($ in thousands)	Three Months Ended May 31, 2021	Three Months Ended May 31, 2020
Americas	$63,318	$80,058
Europe	1,324	1,324
Asia Pacific	1,685	1,742

Total revenue	$66,327	$83,124

Revenues by geography are determined based on the region of our contracting entity, which may be different than the region of the customer. Americas revenue attributed to the United States was 95% and 96% during the three months ended May 31, 2021 and 2020, respectively. No other country represented more than 10% of total revenue during these periods.
During the three months ended May 31, 2021, we recorded a $22.5 million reduction to revenue to amortize the deferred revenue fair value adjustment that resulted from the purchase price allocation in the Business Combination.
Remaining Performance Obligations
Revenue allocated to remaining performance obligations represents the transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied. It includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods and does not include contracts where the customer is not committed. The customer is not considered committed when they are able to terminate for convenience without payment of a substantive penalty under the contract. Additionally, as a practical expedient of ASC Topic 606,
Revenue from Contracts with Customers
, we have not disclosed the value of unsatisfied performance obligations for contracts with an original expected length of one year or less. As of May 31, 2021 and February 28, 2021, approximately $564.3 million and $555.7 million of revenue was expected to be recognized from remaining performance obligations, respectively. These amounts are expected to be recognized over the next five years.
Contract Assets and Liabilities
Contract assets primarily represent contractual receivables recognized for performance obligations that have been satisfied but for which amounts have not been billed. Contract assets were $12.2 million and $13.4 million as of May 31, 2021 and February 28, 2021, respectively. Contract liabilities consist of deferred revenue which includes billings in excess of revenue recognized related to subscription contracts and professional services. Deferred revenue is recognized as revenue when we perform under the contract. Deferred revenue was $99.8 million and $90.2 million as of May 31, 2021 and February 28, 2021, respectively. As of February 4, 2021, a fair value adjustment of $60.7 million was recorded to reduce our deferred revenue to its fair value as part of the Business Combination. As deferred revenue is recognized, any fair value adjustment related to the deferred revenue is also recognized as a reduction to revenue. As of May 31, 2021 and February 28, 2021, the fair value adjustment to reduce deferred revenue as part of the Business Combination was $31.5 million and $54.0 million, respectively. Revenue recognized during the three months ended May 31, 2021, included in deferred revenue on the Condensed Consolidated Balance Sheets as of February 28, 2021, was $26.3 million.
Sales Commissions
With the adoption of ASC Topic 606 and ASC Topic
340-40,
Contracts with Customers
as of March 1, 2019, we began deferring and amortizing sales commissions that are incremental and directly related to obtaining customer contracts. Amortization expense of $0.2 million and $1.0 million was recorded in sales and marketing expense in the Condensed
Consolidated
Statements of Operations for the three months ended May 31, 2021 and 2020, respectively. Certain sales commissions that would have an amortization period of less than a year are expensed as incurred in sales and marketing expense. As of May 31, 2021 and February 28,
2021
, we had a total of $3.1 million and $1.6 million of capitalized sales commissions included in prepaid expenses and other current assets and other noncurrent assets in the Condensed Consolidated Balance Sheets, respectively.

15. REVENUE
The Company generates revenue from the sale of subscriptions and professional services. The Company recognizes revenue when the customer contract and associated performance obligations have b
e
en identified, transaction price has been determined and allocated to the performance obligations in the contract and performance obligations have been satisfied. The Company recognizes revenue net of any taxes collected from customers, which are subsequently remitted to governmental authorities.
Subscription Revenue
The Company offers cloud-based,
on-demand
software solutions, which enable its customers to have constant access to its solutions without the need to manage and support the software and associated hardware themselves. The Company houses the hardware and software in third party facilities and provides its customers with access to the software solutions, along with data security and storage, backup, recovery services and solution support. The Company’s customer contracts typically have a term of three to five years. The Company primarily invoices its customers for subscriptions in advance for annual use of the software solutions. The Company’s payment terms typically require customers to pay within 30 to 90 days from the invoice date.
Professional Services
Professional services revenue is derived primarily from fees for enabling services, including solution consulting and solution deployment. These services are often sold in conjunction with the sale of the Company’s solutions. The Company provides professional services primarily on a time and materials basis, but also on a fixed fee basis. Customers are invoiced for professional services either monthly in arrears or, as with fixed fee arrangements, in advance and upon reaching project milestones. Professional services revenue is recognized over time. For services that are contracted at a fixed price, progress is generally measured based on labor hours incurred as a percentage of the total estimated hours required for complete satisfaction of the related performance obligations. For services that are contracted on time and materials or a prepaid basis, progress is generally based on actual labor hours expended. These input methods (e.g., hours incurred or expended) are considered a faithful depiction of the Company’s efforts to satisfy these service contracts as they represent the performance obligation consumed by the customer and performed by the Company, and therefore reflect the transfer of services to a customer under such contracts.

The Company enters into arrangements with multiple performance obligations, comprised of subscriptions and professional services. Arrangements with customers typically do not provide the customer with the right to take possession of the software supporting the on-demand
solutions. The Company primarily accounts for subscription and professional services revenue as separate units of accounting and allocates revenue to each deliverable in an arrangement based on standalone selling price. The Company evaluates the standalone selling price for each element by considering prices the Company charges for similar offerings, size of the order and historical pricing practices.
Total Revenue by Geographic Locations
Revenue by geographic regions consisted of the following:

	Successor	Predecessor
($ in thousands)	February 4, 2021 through February 28, 2021	March 1, 2020 through February 3, 2021	Fiscal Year Ended February 29, 2020	Fiscal Year Ended February 28, 2019
Americas	$20,403	$295,923	$293,751	$197,245
Europe	463	6,226	6,271	3,594
Asia Pacific	499	6,498	5,080	368
Total revenue	$21,365	$308,647	$305,102	$201,207
Revenues by geography are determined based on the region of the Company’s contracting entity, which may be different than the region of the customer. Americas revenue attributed to the United States was 96% during the periods from February 4, 2021 through February 28, 2021 and March 1, 2020 through February 3, 2021 and fiscal year ended February 29, 2020 and 98% for the fiscal year ended February 28, 2019. No other country represented more than 10% of total revenue during these periods.
Remaining Performance Obligations
Revenue allocated to remaining performance obligations represents the transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied. It includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods and does not include contracts where the customer is not committed. The customer is not considered committed when they are able to terminate for convenience without payment of a substantive penalty under the contract. Additionally, as a practical expedient of ASC 606, the Company has not disclosed the value of unsatisfied performance obligations for contracts with an original expected length of one year or less. As of February 28, 2021 and February 29, 2020, approximately $555.7 million and $566.8 million of revenue was expected to be recognized from remaining performance obligations, respectively. These amounts are expected to be recognized over the next five years.
Contract Assets and Liabilities
Contract assets primarily represent revenues recognized for performance obligations that have been satisfied but for which amounts have not been billed. Contract assets were $13.4 million and $2.4 million as of February 28, 2021 and February 29, 2020, respectively. Contract liabilities consist of deferred revenue which includes billings in excess of revenue recognized related to subscription contracts and professional services. Deferred revenue is recognized as revenue when the Company performs under the contract. Deferred revenue was $90.2 million and $144.7 million as of February 28, 2021 and February 29, 2020, respectively. The balance as of February 28, 2021 includes a fair value adjustment recorded as part of the Business Combination that reduced deferred revenue by $60.7 million. See Note 3, Business Combinations and Acquisitions. Revenue recognized during the fiscal year ended February 28, 2021, included in deferred revenue on the Consolidated Balance Sheets as of February 29, 2020, was $135.9 million.

Sales Commissions
With the adoption of ASC 606 and ASC
340-40,
Contracts with Customers as of March 1, 2019, the Company began deferring and amortizing sales commissions that are incremental and directly related to obtaining customer contracts. Amortization expense of less than $0.1 million, $3.9 million and $2.2 million was recorded in sales and marketing expense in the Consolidated Statements of Operations for the periods from February 4, 2021 through February 28, 2021 and March 1, 2020 through February 3, 2021 and fiscal year ended February 29, 2020, respectively. Certain sales commissions that would have an amortization period of less than a year are expensed as incurred in sales and marketing expense. As of February 28, 2021 and February 29, 2020, the Company had $1.6 million and $11.8 million of capitalized sales commissions included in other noncurrent assets in the Consolidated Balance Sheets, respectively. In conjunction with the purchase accounting associated with the Business Combination, sales commissions deferred by the Predecessor were determined to have no fair value and were written off. Prior to March 1, 2019, The Company expensed all sales commissions as incurred.